Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	[1]
Current assets:
Cash and cash equivalents	$ 137,894	$ 84,045
Accounts receivable, net of allowance for doubtful accounts of $5,775 and $31,844 in 2017 and 2016, respectively	78,312	76,547
Net investment in direct financing and sales-type leases	56,959	64,951
Trading containers	10,752	4,363
Containers held for sale	22,089	25,513
Prepaid expenses and other current assets	12,243	13,584
Insurance receivable	15,909	44,785
Due from affiliates, net	1,134	869
Total current assets	335,292	314,657
Restricted cash	99,675	58,078
Containers, net of accumulated depreciation of $1,172,355 and $990,784 at 2017 and 2016, respectively	3,791,610	3,717,542	[2]
Net investment in direct financing and sales-type leases	125,665	172,283
Fixed assets, net of accumulated depreciation of $10,788 and $10,136 at 2017 and 2016, respectively	2,151	1,993
Intangible assets, net of accumulated amortization of $44,279 and $40,762 at 2017 and 2016, respectively	11,105	15,197
Interest rate swaps, collars and caps	7,787	4,816
Deferred taxes	1,563	1,385
Other assets	5,494	8,075
Total assets	4,380,342	4,294,026	[3]
Current liabilities:
Accounts payable	6,867	12,060
Accrued expenses	13,365	9,721
Container contracts payable	131,087	11,990
Other liabilities	235	265
Due to owners, net	11,131	18,132
Debt, net of unamortized deferred financing costs of $3,989 and $6,137 at 2017 and 2016, respectively	233,681	205,081
Total current liabilities	396,366	257,249
Debt, net of unamortized deferred financing costs of $20,045 and $10,267 at 2017 and 2016, respectively	2,756,627	2,833,216
Interest rate swaps, collars and caps	81	1,204
Income tax payable	9,081	9,076
Deferred taxes	5,881	6,237
Other liabilities	2,024	2,259
Total liabilities	3,170,060	3,109,241
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 57,727,220 shares issued and 57,097,220 shares outstanding at 2017; 57,417,119 shares issued and 56,787,119 shares outstanding at 2016	578	575
Additional paid-in capital	397,821	390,780
Treasury shares, at cost, 630,000 shares	(9,149)	(9,149)
Accumulated other comprehensive income	(309)	(516)
Retained earnings	763,601	744,236
Total Textainer Group Holdings Limited shareholders’ equity	1,152,542	1,125,926
Noncontrolling interest	57,740	58,859
Total equity	1,210,282	1,184,785	[4]
Total liabilities and equity	$ 4,380,342	$ 4,294,026

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.
[2]	Amount as of December 31, 2016 has been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[4]	Certain amounts for the year ended 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).